SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Selling expenses
Advertising expenses	¥ 8,775	$ 1,272	¥ 16,871	¥ 18,886